Legal Proceedings (Details) - USD ($)		6 Months Ended	12 Months Ended
	Aug. 11, 2006	Dec. 31, 2016	Jun. 30, 2007
Legal Proceedings (Textual)
Loss contingency	$ 592,312		$ 592,312
Maintenance of servicing totaling amount		$ 6,500,000